Land Use Rights, Net (Tables) - Land use rights	12 Months Ended
Dec. 31, 2015
Land use rights, net
Summary of land use rights

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Land use rights at cost	144,726,756	144,726,756	22,287,600
Accumulated amortization	(8,601,396)	(11,433,974)	(1,760,807)

Total land use rights, net	136,125,360	133,292,782	20,526,793

Schedule of future amortization of land use rights
Years Ending December 31,	(RMB) Amount
2016	2,832,573
2017	2,832,573
2018	2,832,573
2019	2,832,573
2020	2,832,573
Thereafter	119,129,917

Total	133,292,782